Stock Option Plans - Summary of Restricted Stock (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted | shares	300,000
Number of unvested shares, End of Period | shares	300,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.89
Weighted Average Grant Date Fair Value, End of Period | $ / shares	$ 1.89